Property, plant and equipment, net	12 Months Ended
Dec. 31, 2011
Property, plant and equipment, net [Text Block]

8. Property, plant and equipment, net

Property, plant and equipment consist of the following:

	December 31,
	2010	2011	2011
	RMB’000	RMB’000	US$’000

Buildings	91,452	102,864	16,343
Plant and machinery	115,112	118,923	18,895
Motor vehicles	6,569	5,953	946
Furniture, fixtures and computer equipment	41,365	45,588	7,243
Construction-in-progress	16,501	10,919	1,735

	270,999	284,247	45,162
Less: Accumulated depreciation	(71,543)	(86,194)	(13,695)

Total property, plant and equipment	199,456	198,053	31,467

The Company completed the construction of its new manufacturing facility in Shenyang province in February 2010. Construction-in-progress as of December 31, 2011 included machinery and equipment not ready for intended use and renovation of old facilities.

The depreciation of property, plant and equipment is calculated using the straight-line method over their respective estimated useful life. Depreciation expense was RMB7,009,000, RMB13,906,000 and RMB20,002,000 (US$3,178,000) for the years ended December 31, 2009, 2010 and 2011, respectively.

All of the Group’s buildings are located in the PRC.